FINANCIAL RISK MANAGEMENT - Disclosure of capital management (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Risk Management [Abstract]
Cash	$ (120,858)	$ (236,767)	$ (85,110)
Current portion of long-term debt	18,409	18,305
Long-term debt	568,160	513,444
Net debt	465,711	294,982
Shareholders equity	$ 356,409	$ 358,518	$ 317,372